Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2017
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Accounting Estimates and Judgements
39	ACCOUNTING ESTIMATES AND JUDGEMENTS

Key sources of estimation uncertainty

Note 17 contains information about the assumptions relating to goodwill impairment, and note 35 contains information about the judgements on the lease classification of leasing of TD-SCDMA network capacity and Leased Tower. Other key sources of estimation uncertainty are as follows:

Impairment loss for doubtful accounts

The Group assesses impairment loss for doubtful accounts based upon evaluation of the recoverability of the accounts receivable and other receivables at each balance sheet date. The estimates are based on the aging of the accounts receivable and other receivables balances and the historical write-off experience, net of recoveries. If the financial conditions of the customers were to deteriorate, additional impairment may be required.

Depreciation

Depreciation is calculated to write off the cost of items of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. The Group reviews the estimated useful lives and residual values of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting period. The useful lives and residual values are determined based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.

Taxation

The Group is subject to income taxes mainly in Mainland China and Hong Kong. Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

For temporary differences which give rise to deferred tax assets, the Group assesses the likelihood that the deferred tax assets could be recovered. Deferred tax assets are recognised based on the Group’s estimates and assumptions that they will be recovered from taxable income arising from continuing operations in the foreseeable future.

Impairment of property, plant and equipment, goodwill, other intangible assets and investments accounted for using the equity method

The Group’s property, plant and equipment comprise a significant portion of the Group’s total assets. Changes in technology or industry conditions may cause the estimated period of use or the value of these assets to change. Property, plant and equipment, other intangible assets subject to amortization and investments accounted for using the equity method, are reviewed at least annually to determine whether there is any indication of impairment. The recoverable amount is estimated whenever events or changes in circumstances have indicated that their carrying amounts may not be recoverable. In addition, for goodwill and other intangible assets with indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.

The recoverable amount of an asset is the greater of its fair value less costs of disposal and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, which requires significant judgement relating to level of revenue and amount of operating costs. The Group uses all readily available information in determining an amount that is a reasonable estimation of the recoverable amount, including estimates based on reasonable and supportable assumptions and projections of revenue and operating costs. Changes in these estimates could have a significant impact on the carrying value of the assets and could result in further impairment charge or reversal of impairment in future periods. Additional information for the impairment assessment of property, plant and equipment, goodwill and investments accounted for using the equity method is disclosed in notes 14, 17 and 19, respectively.

Classification of leases

The Group has a number of lease arrangements. The Group follows the guidance of IAS 17 “Leases” to determine the classification of leases as operating leases versus finance leases. Significant judgements and assumptions are required in the assessment of the classification. The determination of classification depends on whether the lease transfers substantially all the risks and rewards of the assets to the Group. In particular, during the assessment, the management estimates (i) economic lives of lease assets, (ii) the discount rate used in the calculation of present value of minimum lease payments, and (iii) the fair value of the leased assets. Any future changes to these judgements or assumptions will affect the classification and hence the results of operation and financial position of the Group.